Property, Plant and Equipment - Schedule of rollforward (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	£ 37,648
Depreciation charge	7,330	£ 3,092	£ 1,432
Impairment charge	1,307	0	0
End of period	48,954	37,648
Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	22,339
End of period	4,839	22,339
Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	8,917
End of period	20,014	8,917
Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	592
End of period	798	592
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	4,514
End of period	22,301	4,514
Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,286
End of period	1,002	1,286
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	43,228	11,204
Additions		31,977
Reclassification of assets under construction		0
Foreign currency translation		47
End of period		43,228	11,204
Cost | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	22,339	637
Additions		25,755
Reclassification of assets under construction		(4,053)
Foreign currency translation		0
End of period		22,339	637
Cost | Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	12,134	6,108
Additions		4,391
Reclassification of assets under construction		1,593
Foreign currency translation		42
End of period		12,134	6,108
Cost | Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	746	345
Additions		398
Reclassification of assets under construction		0
Foreign currency translation		3
End of period		746	345
Cost | Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	6,105	3,335
Additions		310
Reclassification of assets under construction		2,460
Foreign currency translation		0
End of period		6,105	3,335
Cost | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,904	779
Additions		1,123
Reclassification of assets under construction		0
Foreign currency translation		2
End of period		1,904	779
Additions
Reconciliation of changes in property, plant and equipment [abstract]
Additions	20,061
Reclassification of assets under construction	0
Disposals	4
Foreign currency translation	(134)
End of period	63,151
Additions | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Additions	14,837
Reclassification of assets under construction	(31,045)
Disposals	0
Foreign currency translation	15
End of period	6,146
Additions | Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	4,205
Reclassification of assets under construction	11,019
Disposals	4
Foreign currency translation	(88)
End of period	27,266
Additions | Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Additions	151
Reclassification of assets under construction	284
Disposals	0
Foreign currency translation	(7)
End of period	1,174
Additions | Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Additions	720
Reclassification of assets under construction	19,702
Disposals	0
Foreign currency translation	(50)
End of period	26,477
Additions | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	148
Reclassification of assets under construction	40
Disposals	0
Foreign currency translation	(4)
End of period	2,088
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(5,580)	(2,464)
Disposals	(1)
Foreign currency translation	(19)	24
End of period	(14,197)	(5,580)	(2,464)
Accumulated Depreciation | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	6,801	2,880
Impairment charge	1,307
Accumulated Depreciation | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	529	212
Accumulated Depreciation | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	0	0
Disposals	0
Foreign currency translation	0	0
End of period	(1,307)	0	0
Accumulated Depreciation | Assets Under Construction | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Impairment charge	1,307
Accumulated Depreciation | Assets Under Construction | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Accumulated Depreciation | Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(3,217)	(1,301)
Disposals	(1)
Foreign currency translation	(13)	21
End of period	(7,252)	(3,217)	(1,301)
Accumulated Depreciation | Plant and Equipment | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	4,049	1,895
Impairment charge	0
Accumulated Depreciation | Plant and Equipment | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Accumulated Depreciation | Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(154)	(102)
Disposals	0
Foreign currency translation	(1)	0
End of period	(376)	(154)	(102)
Accumulated Depreciation | Fixtures and Fittings | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	162	27
Impairment charge	0
Accumulated Depreciation | Fixtures and Fittings | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	61	25
Accumulated Depreciation | Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(1,591)	(829)
Disposals	0
Foreign currency translation	(1)	0
End of period	(4,176)	(1,591)	(829)
Accumulated Depreciation | Leasehold Improvements | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	2,187	626
Impairment charge	0
Accumulated Depreciation | Leasehold Improvements | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	399	136
Accumulated Depreciation | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(618)	(232)
Disposals	0
Foreign currency translation	(4)	3
End of period	(1,086)	(618)	£ (232)
Accumulated Depreciation | Computer Equipment | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	403	332
Impairment charge	0
Accumulated Depreciation | Computer Equipment | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	£ 69	£ 51